Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Loss in valuation of derivatives, net		$ (14,583,677)	$ (33,682,405)
Capitalized interest income		998,616	1,149,241
Commissions		(854,342)	(770,028)
Interest cost of labor obligations		(10,373,166)	(9,287,660)
Dividend received		3,884,554	5,433,823
Gain on net monetary positions		12,310,469	9,773,317
Contractual earn-out Verizon		1,345,103	2,298,533
Impairment to accounts receivable – ClaroVTR		(8,238,393)
Impairment to investment – ClaroVTR		(4,677,782)
TracFone contractual compensation		(647,013)
DISH uncollectible allowance		(613,515)
Dividend prescription America Movil			885,877
Other financial cost	[1]	136,422	497,828
Total		$ (21,312,724)	$ (23,701,474)	[2]

[1]	Excludes discontinued operations of Chile and Panama (See Note 2b)
[2]	Restated for discontinued operations.